Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Allowance for expected credit losses	$ 10,423				$ 10,423
Prepayments and other assets	1,725				1,725
Impairment of long-lived assets	0		$ 0
Deferred IPO cost					$ 482,183
Employee benefit plan	5,719	$ 7,400	5,255	$ 6,800
Contributions amount	75,957		53,939
Other comprehensive income	$ 147